SCHEDULE OF WARRANTS AND COMPENSATION OPTIONS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants and Compensation Options, Historical Average Exercise Price Beginning Balance		$ 3.90	$ 4.30	$ 4.40
Warrants and Compensation Options, Number of Warrants/Compensation options Beginning Balance		3,269,050	4,953,979	4,625,029
Warrants and Compensation Options, Historical Fair value Beginning Balance		$ 5,557,002	$ 8,525,358	$ 8,303,738
Fair value of warrants issued as cost of debt financing, Historical Average Exercise Price				$ 2.70
Fair value of warrants issued as cost of debt financing, Number of Warrants/Compensation options				328,950
Fair value of warrants issued as cost of debt financing, Historical Fair value				$ 221,620
Fair value of warrants issued on conversion of convertible debentures, Historical Average Exercise Price		$ 3.80	$ 3.80
Fair value of warrants issued on conversion of convertible debentures, Number of Warrants/Compensation options		1,119,750	123,500
Fair value of warrants issued on conversion of convertible debentures, Historical Fair value		$ 1,229,305	$ 146,858
Fair value of expired compensation options issued to brokers,Historical Average Exercise Price			$ 4.30
Fair value of expired compensation options issued to brokers,Number of Warrants/Compensation options			(150,544)
Fair value of expired compensation options issued to brokers, Historical Fair value			$ (479,204)
Fair value related to the exercise of warrants issued as cost of debt financing,Historical Average Exercise Price	[1]		$ 2.70
Fair value related to the exercise of warrants issued as cost of debt financing,Number of Warrants/Compensation options	[1]		(328,950)
Fair value related to the exercise of warrants issued as cost of debt financing,Historical Fair value	[1]		$ (221,620)
Fair value of expired warrants issued on public offering, Historical Average Exercise Price			$ 5.80
Fair value of expired warrants issued on public offering, Number of Warrants/Compensation options			(1,254,535)
Fair value of expired warrants issued on public offering, Historical Fair value			$ (2,286,426)
Historical fair value assigned to warrants exercised, Historical Average Exercise Price		$ 3.90	$ 3.90
Historical fair value assigned to warrants exercised, Number of Warrants/Compensation options		(3,144,750)	(74,400)
Historical fair value assigned to warrants exercised, Historical Fair value		$ (5,351,586)	$ (127,964)
Fair value of warrant issued on private placement, Historical Average Exercise Price		$ 9.00
Fair value of warrant issued on private placement, Number of Warrants/Compensation options		1,764,720
Fair value of warrant issued on private placement, Historical Fair value		$ 3,766,007
Fair value of broker warrants issued on private placement, Historical Average Exercise Price		$ 6.70
Fair value of broker warrants issued on private placement, Number of Warrants/Compensation options		105,883
Fair value of broker warrants issued on private placement, Historical Fair value		$ 288,197
Fair value of expired warrants issued on public offering, Historical Average Exercise Price		$ 3.90
Fair value of expired warrants issued on public offering, Number of Warrants/Compensation options		(93,300)
Fair value of expired warrants issued on public offering, Historical Fair value		$ (160,470)
Warrants and Compensation Options, Historical Average Exercise Price Ending Balance		$ 7.10	$ 3.90	$ 4.30
Warrants and Compensation Options, Number of Warrants/Compensation options Ending Balance		3,021,353	3,269,050	4,953,979
Warrants and Compensation Options, Historical Fair value Ending Balance		$ 5,328,455	$ 5,557,002	$ 8,525,358

[1]	These warrants had a cashless exercise feature. The warrant holder utilized the cashless exercise feature to exercise the warrants, which resulted in the Company issuing 94,245 common shares to the warrant holders.